Operating expenses (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Infrastructure costs
Property and equipment		£ 368	£ 380		£ 792
Depreciation and amortisation	[1]	457	395		637
Lease payments	[1]	7	158		248
Impairment of property, equipment and intangible assets		3	2		19
Total Infrastructure costs		835	935	[2]	1,696	[2],[3]
Administration and general costs
Consultancy, legal and professional fees		362	400		505
Marketing and advertising		258	316		292
UK Bank levy		185	223		306
Other administration and general expenses		3,513	3,285		3,038
Total administration and general expenses		4,318	4,224	[2]	4,141	[2],[3]
Staff costs		4,565	4,874	[2]	4,393	[2],[3],[4]
Litigation and conduct		264	1,706	[2]	448	[2],[3]
Operating expenses		£ 9,982	£ 11,739	[2]	£ 10,678	[2],[3]

[1]	With adoption of IFRS 16 from 1 January 2019, the depreciation charge associated with right of use assets is reported within the depreciation and amortisation charge for 2019.
[2]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[3]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[4]

In 2017 , £472m of performance costs recharged by Barclays Execution Services Limited to B arclays B ank PLC has been included in Other administration and general expenses within Operating expenses. For further de tails on Operating expenses refer to Note 8 .